SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment

Useful life
Electronic equipment	3-5 years
Office furniture	5 years
Transportation equipment	5 years

Schedule of disaggregation of revenue

	2025	2024
Application development services	$2,491,822	$2,429,289
Subscription service	1,162,588	1,330,225
Finance income	—	6,678
Total	$3,654,410	$3,766,192

Schedule of currency exchange rates

	March 31,	March 31,	September 30,
	2025	2024	2024
RMB Balance sheet items, except for equity accounts	US$1=RMB 7.2567	US$1=RMB 7.2203	US$1=RMB 7.0176
RMB Items in the statements of income and cash flows	US$1=RMB 7.2308	US$1=RMB 7.2060	US$1=RMB 7.2043
HK$ Balance sheet items, except for equity accounts	US$1=HK$7.7799	US$1=HK$7.8259	US$1=HK$7.7693
HK$ Items in the statements of income and cash flows	US$1=HK$7.7771	US$1=HK$7.8170	US$1=HK$7.8127
SG$ Balance sheet items, except for equity accounts	US$1=SG$1.3445	N/A	US$1=SG$1.2831
SG$ Items in the statements of income and cash flows	US$1=SG$1.3399	N/A	US$1=SG$1.3406
JPY Balance sheet items, except for equity accounts	US$1=JPY149.90	N/A	N/A
JPY Items in the statements of income and cash flows	US$1= JPY149.06	N/A	N/A

Schedule of major customers

Customers that make up 10% or more of revenue for the six months ended March 31, 2025 and 2024 are as follows:

	2025	2024
Customer A	32.9%	43.4%
Customer B	—	10.4%
Customer C	13.6%	—
Customer D	10.2%	—

	2025	2024
		audited
Customer A	47.8%	36.9%
Customer B	16.9%	15.2%
Customer C	—	12.3%
Customer D	11.3%	—

	2025	2024
Supplier A	*	41.5%
Supplier B	22.0%	13.8%
Supplier C	31.7%	13.2%
Supplier D	*	11.1%
Supplier E	10.5%	—
Supplier F	18.3%	—
*	The purchases from this supplier are not over 10% of total purchases of the Company.

Suppliers that make up 10% or more of accounts payable as of March 31, 2025 and September 30, 2024 are as follows

	2025	2024
		audited
Supplier A	54%	33.4%
Supplier B	*	11.2%
Supplier C	13%	*
*	The accounts payable of this supplier are not over 10% of total accounts payable of the Company.